Research and Development incentives receivables - Maturities (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	€ 93,407	€ 73,443	€ 64,001
France
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	31,804
Belgium
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	61,603
Later than one year and not later than two years [member]
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	14,549
Later than one year and not later than two years [member] | France
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	9,668
Later than one year and not later than two years [member] | Belgium
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	4,881
Later than two years and not later than three years [member]
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	15,957
Later than two years and not later than three years [member] | France
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	10,223
Later than two years and not later than three years [member] | Belgium
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	5,734
Later than three years and not later than four years [member]
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	19,447
Later than three years and not later than four years [member] | France
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	11,913
Later than three years and not later than four years [member] | Belgium
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	7,534
Later than four years and not later than five years [member]
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	10,190
Later than four years and not later than five years [member] | Belgium
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	10,190
Later than five years and not later than ten years [member]
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	33,263
Later than five years and not later than ten years [member] | Belgium
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	€ 33,263